UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

DWS Investors Funds, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS Japan Equity Fund

	Shares	Value ($)

Common Stocks 95.4%
Consumer Discretionary 16.3%
Auto Components 1.5%
Bridgestone Corp.	46,500	778,827
Automobiles 3.8%
Daihatsu Motor Co., Ltd.	75,000	541,743
Isuzu Motors Ltd.	166,000	205,753
Toyota Motor Corp.	39,000	1,227,626

		1,975,122
Household Durables 2.4%
Makita Corp.	41,100	798,510

Sony Corp.	24,500	475,587

		1,274,097
Leisure Equipment & Products 1.3%
Shimano, Inc.	17,800	658,577
Media 1.2%
Daiichikosho Co., Ltd.	61,200	625,944
Multiline Retail 0.3%
Ryohin Keikaku Co., Ltd.	3,600	149,874
Specialty Retail 5.8%
Alpen Co., Ltd.	50,400	905,710
Fast Retailing Co., Ltd.	4,900	562,594
NAFCO Co., Ltd.	43,300	521,562
Nitori Co., Ltd.	14,900	1,061,469

		3,051,335
Consumer Staples 1.4%
Personal Products
Shiseido Co., Ltd.	39,000	725,504
Energy 1.0%
Oil, Gas & Consumable Fuels
Nippon Mining Holdings, Inc.	182,500	538,652
Financials 14.1%
Capital Markets 1.0%
SBI Holdings, Inc.	3,278	509,429
Commercial Banks 8.5%
Mitsubishi UFJ Financial Group, Inc.	282,600	1,545,254
Seven Bank Ltd.	392	1,393,990
Sumitomo Mitsui Financial Group, Inc.	405	1,486,032

		4,425,276
Consumer Finance 1.0%
ORIX Corp.	7,920	496,723
Insurance 3.1%
T&D Holdings, Inc.	20,550	770,340
Tokio Marine Holdings, Inc.	36,000	876,399

		1,646,739
Real Estate Management & Development 0.5%
Kenedix, Inc.	1,339	285,665
Health Care 3.9%
Pharmaceuticals
Daiichi Sankyo Co., Ltd.	54,500	1,122,839
Eisai Co., Ltd.	27,900	944,793

		2,067,632
Industrials 23.0%
Commercial Services & Supplies 0.5%
Matsuda Sangyo Co., Ltd.	27,700	274,312
Electrical Equipment 1.3%
Mitsubishi Electric Corp.	123,000	663,527
Machinery 11.0%
Hitachi Zosen Corp.*	642,500	527,527
Komatsu Ltd.	85,700	1,052,346

Kubota Corp.	95,000	553,673
Kurita Water Industries Ltd.	35,700	845,180
Mitsubishi Heavy Industries Ltd.	405,000	1,645,175
Sumitomo Heavy Industries Ltd.	55,000	206,270
Tadano Ltd.	175,000	904,816

		5,734,987
Marine 1.8%
Kawasaki Kisen Kaisha Ltd.	53,000	214,286
Mitsui O.S.K. Lines Ltd.	135,000	721,288

		935,574
Road & Rail 2.6%
East Japan Railway Co.	59	454,476
Hamakyorex Co., Ltd.	42,700	897,845

		1,352,321
Trading Companies & Distributors 5.8%
Mitsubishi Corp.	51,600	641,921
Mitsui & Co., Ltd.	175,000	1,554,832
Sumitomo Corp.	98,200	863,669

		3,060,422
Information Technology 14.0%
Electronic Equipment, Instruments & Components 6.5%
HOYA Corp.	57,200	823,530
Iriso Electronics Co., Ltd.	72,000	395,171
Nidec Corp.	27,500	1,379,584
Nippon Electric Glass Co., Ltd.	102,000	583,810
TDK Corp.	7,200	244,118

		3,426,213
Internet Software & Services 2.2%
Yahoo! Japan Corp.	3,604	1,171,555
IT Services 3.0%
NS Solutions Corp.	54,600	701,921
NTT Data Corp.	103	371,524
Otsuka Corp.	11,200	508,287

		1,581,732
Semiconductors & Semiconductor Equipment 2.1%
Micronics Japan Co., Ltd.	65,700	529,438
Shinko Electric Industries Co., Ltd.	94,200	553,748

		1,083,186
Software 0.2%
Sumisho Computer Systems Corp.	6,000	94,328
Materials 18.4%
Chemicals 11.5%
Hitachi Chemical Co., Ltd.	66,000	636,706
JSR Corp.	75,300	818,935
Nitto Denko Corp.	22,600	378,722
OHARA, Inc.	53,200	447,691
Shin-Etsu Chemical Co., Ltd.	41,200	1,573,559
Sumitomo Chemical Co., Ltd.	294,000	1,027,577
Taiyo Ink Manufacturing Co., Ltd.	68,400	1,130,130

		6,013,320
Metals & Mining 6.9%
Dowa Holdings Co., Ltd.	266,000	815,418

Hitachi Metals Ltd.	100,000	593,588
JFE Holdings, Inc.	33,600	816,635
Osaka Steel Co., Ltd.	28,900	350,814
Sumitomo Metal Industries Ltd.	192,000	492,068
Sumitomo Metal Mining Co., Ltd.	56,000	535,396

		3,603,919
Telecommunication Services 3.3%
Wireless Telecommunication Services
KDDI Corp.	140	910,331
NTT DoCoMo, Inc.	497	824,672

		1,735,003

Total Common Stocks (Cost $79,403,308)		49,939,795
Warrants 0.1%
Materials
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	270,000	32,897
Cash Equivalents 1.4%
Cash Management QP Trust, 2.01% (a) (Cost $732,584)	732,584	732,584
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,135,892) †	96.9	50,705,276
Other Assets and Liabilities, Net	3.1	1,606,503

Net Assets	100.0	52,311,779

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $85,627,905. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $34,922,629. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,170,776 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,093,405.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 765,481
Level 2	49,939,795
Level 3	-
Total	$ 50,705,276

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009